As filed with the Securities and Exchange Commission on February 9, 2021

Securities Act File No. 333-173306

Investment Company Act File No. 811-22545

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 30	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 35	[X]

(Check appropriate box or boxes)

CENTRE FUNDS

(Exact Name of Registrant as Specified in Charter)

48 Wall Street, Suite 1100

New York, New York 10005

(Address of Principal Executive Offices)

1-212-918-4705

(Registrant’s Telephone Number, including Area Code)

James Abate

48 Wall Street, Suite 1100

New York, New York 10005

(Name and Address of Agent for Service)

Copies of Communications to:

JoAnn Strasser

Thompson Hines LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on (date) pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of New York, State of New York on this 9th day of February, 2021.

CENTRE FUNDS

By:	/s/ James A. Abate
James A. Abate, Trustee, President, Secretary, and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James A. Abate	Trustee, President, Secretary,	February 9, 2021
James A. Abate	and Treasurer

/s/ Dr. James L. Grant*	Trustee	February 9, 2021
Dr. James L. Grant

/s/ Dr. Aloke Ghosh*	Trustee	February 9, 2021
Dr. Aloke Ghosh

/s/ Joseph Marinaro*	Trustee	February 9, 2021
Joseph Marinaro

*By:	/s/ James A. Abate
James A. Abate
Attorney-in-Fact pursuant to the Powers of Attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase